Related party disclosures - Trade Receivables Due from Related Parties, Current (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)
Related Party Disclosures [Line Items]
Current receivables due from related parties	$ 36,799	$ 53,406	$ 28,706	$ 10,265
Ajay Europe SARL
Related Party Disclosures [Line Items]
Current receivables due from related parties	7,986		13,213
Ajay North America LL.C.
Related Party Disclosures [Line Items]
Current receivables due from related parties	10,328		7,232
Soc. de Inversiones Pampa Calichera
Related Party Disclosures [Line Items]
Current receivables due from related parties	0		4
Pavoni & C. SpA
Related Party Disclosures [Line Items]
Current receivables due from related parties	1,978		1,511
Azure Minerals
Related Party Disclosures [Line Items]
Current receivables due from related parties	8,667		4,713
SH Mining Pty Ltd.
Related Party Disclosures [Line Items]
Current receivables due from related parties	$ 7,840		$ 2,033